Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 42,452
Ending balance	40,049	$ 42,452
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(3,656)	(3,634)
Effect of movements in foreign exchange	225	41
Amortization	(352)	(622)
Impairment	(150)
Disposals	5	254
Disposals through the sale of subsidiaries	0	0
Transfer (to)/from other asset categories and other movements	107	305
Ending balance	(3,821)	(3,656)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	46,108	48,465
Effect of movements in foreign exchange	(2,470)	(79)
Acquisitions through business combinations	14	99
Acquisitions and expenditures	287	631
Disposals	(6)	(259)
Disposals through the sale of subsidiaries		(29)
Transfer (to)/from other asset categories and other movements	(63)	(2,720)
Ending balance	43,870	46,108
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	40,042
Ending balance	37,949	40,042
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(32)
Disposals through the sale of subsidiaries	0
Ending balance	(32)	(32)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	40,074
Effect of movements in foreign exchange	(2,107)
Acquisitions through business combinations	14
Ending balance	37,981	40,074
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	1,179
Ending balance	1,278	1,179
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,595)
Effect of movements in foreign exchange	85
Amortization	(148)
Disposals	4
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	(9)
Ending balance	(1,663)	(1,595)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,774
Effect of movements in foreign exchange	(132)
Acquisitions and expenditures	174
Disposals	(5)
Transfer (to)/from other asset categories and other movements	130
Ending balance	2,941	2,774
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	743
Ending balance	649	743
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,851)
Effect of movements in foreign exchange	126
Amortization	(177)
Disposals	1
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	17
Ending balance	(1,884)	(1,851)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,594
Effect of movements in foreign exchange	(194)
Acquisitions and expenditures	19
Disposals	(1)
Transfer (to)/from other asset categories and other movements	115
Ending balance	2,533	2,594
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	488
Ending balance	173	488
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(178)
Effect of movements in foreign exchange	14
Amortization	(27)
Impairment	(150)
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements	99
Ending balance	(241)	(178)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	666
Effect of movements in foreign exchange	(37)
Acquisitions and expenditures	94
Transfer (to)/from other asset categories and other movements	(308)
Ending balance	$ 415	$ 666